NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
Numerator:
Net loss attributable to TAL Education Group's shareholders	$ (3,573)	$ (135,612)	$ (1,136,115)
Numerator used for calculation of diluted net loss per share	$ (3,573)	$ (135,612)	$ (1,136,115)
Denominator:
Weighted average shares outstanding: Basic	203,304,744	212,575,277	214,825,470
Denominator for diluted net loss per share	203,304,744	212,575,277	214,825,470
Net loss per common share attributable to TAL Education Group's shareholders-basic	$ (0.02)	$ (0.64)	$ (5.29)
Net loss per common share attributable to TAL Education Group's shareholders-diluted	$ (0.02)	$ (0.64)	$ (5.29)